Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Appreciation in fair value of investments	$ 4,100,867,249
Dividends and interest	231,983,044
Net investment income	4,332,850,293
Contributions:
Employer contributions	414,432,926
Participant contributions	874,352,635
Rollover contributions	127,585,499
Total contributions	1,416,371,060
Interest income on notes receivable from participants	10,141,322
Total additions	5,759,362,675
DEDUCTIONS:
Benefits paid to participants	1,566,339,895
Administrative fees	17,232,097
Total deductions	1,583,571,992
Net increase in net assets available for benefits	4,175,790,683
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	22,018,408,364
End of year	$ 26,194,199,047